Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Schedule of Interests in Other Entities

		Group
	2022	2021
	£m	£m
Subsidiaries	—	—
Joint Ventures	252	201
0	252	201